                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21836
                                      ---------

                                  Giant 5 Funds
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

128 South Tejon Street, Suite 150, Colorado Springs, CO                 80903
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        (Address of principal executive offices)                     (Zip code)

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:1-800-788-5680
                                                   --------------
Date of fiscal year end: March 31
                         --------
Date of reporting period: June 30, 2006
                          -------------


ITEM 1. SCHEDULE OF INVESTMENTS.

GIANT 5 TOTAL INDEX SYSTEM
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

                                                                 Shares                                                  Value
                                                                 ------                                                  -----

EXCHANGE TRADED FUNDS  (68.7%)
Energy Select Sector SPDR Fund                                      10,100                                             $    572,872
iShares Cohen & Steers Realty Majors                                17,735                                                1,485,129
Index Fund
iShares Dow Jones U.S. Basic Materials                              59,672                                                3,336,245
Sector Index Fund
iShares MSCI EAFE Index Fund                                         1,739                                                  113,713
iShares MSCI EMU Index Fund                                          1,760                                                  155,267
iShares Russell 1000 Value Index Fund                                4,695                                                  342,453
iShares Russell 2000 Value Index Fund                                3,338                                                  240,770
iShares Russell Midcap Growth Index Fund                             4,465                                                  428,283
iShares Russell Midcap Value Index Fund                              3,357                                                  443,695
iShares S&P Europe 350 Index Fund                                    6,660                                                  608,191
iShares S&P Global Energy Sector Index Fund                         24,595                                                2,601,413
PowerShares FTSE RAFI US 1000 Portfolio                              2,750                                                  141,983
PowerShares Value Line Timeliness                                   20,000                                                  314,400
Select Portfolio *
StreetTRACKS Wilshire REIT Index Fund                               16,926                                                1,286,038
Vanguard Materials ETF                                               3,960                                                  254,984
                                                                                                                         ----------
TOTAL EXCHANGE TRADED FUNDS (COST $12,670,884)                                                                           12,325,436
                                                                                                                         ----------

INVESTMENT COMPANIES  (30.9%)
Schwab Short-Term Bond Market Fund                                 106,130                                                1,041,138
Schwab Total Bond Market Fund                                      132,426                                                1,269,965
Schwab U.S. Treasury Money Market Fund                               8,438                                                    8,438
Vanguard Emerging Markets Stock Index                                5,151                                                  104,256
 Fund, Investor Shares
Vanguard Energy Index Fund                                          13,960                                                  570,824
Vanguard Growth Index Fund, Admiral Shares                           7,946                                                  216,217
Vanguard Long-Term Bond Index Fund                                 92,759                                                1,015,708
Vanguard Pacific Stock Index Fund                                   32,685                                                  383,720
Vanguard REIT Index Fund, Admiral Shares                             7,994                                                  752,410
Vanguard Small-Cap Index Fund,                                       6,232                                                  190,090
Admiral Shares                                                                                                           ----------
TOTAL INVESTMENT COMPANIES (COST $5,646,661)                                                                              5,552,766
                                                                                                                         ----------



TOTAL INVESTMENTS (COST $18,317,545) (a)   -   99.6%                                                                     17,878,202
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.4%                                                                             66,946
                                                                                                                         ----------
NET ASSETS   -   100.0%                                                                                                $ 17,945,148
                                                                                                                         ==========


------------

Percentages indicated are based on net assets.
* Non-income producing security.
(a) Represents cost for financial reporting and for federal income tax purposes and differs from value by net unrealized depreciation:


            Unrealized Appreciation.................................. $ 150,750
            Unrealized Depreciation..................................  (590,094)
                                                                      ---------
            Net Unrealized Depreciation..............................  (439,344)
                                                                      =========


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

GIANT 5 TOTAL INVESTMENT SYSTEM
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

                                                                 Shares                                                  Value
                                                                 ------                                                  -----
INVESTMENT COMPANIES  (98.9%)
Advisors Series Trust, Chase Growth                                 14,486                                           $      281,024
Fund *
Blackrock All-Cap Global Resources                                 128,866                                                1,993,557
Fund *
Delaware American Services Fund, Class                              57,274                                                1,002,291
 I *
Fidelity Select Industrial Materials                                46,817                                                2,273,898
Portfolio
Franklin Mutual European Fund, Class                                35,715                                                  815,739
Z
ICON Materials Fund                                                164,993                                                2,059,117
John Hancock Classic Value Fund, Class                               1,984                                                   49,861
 I
JPMorgan Small Cap Equity Fund,                                     36,460                                                1,107,655
Class S
Loomis Sayles Fixed Income Fund,                                   222,552                                                2,948,813
Class I
Morgan Stanley Institutional Fund Inc.,                             80,312                                                2,203,761
International Real Estate Portfolio, Class
A
Morgan Stanley Institutional Fund Inc.,                             86,880                                                2,335,347
U.S. Real Estate Portfolio, Class A
The Muhlenkamp Fund                                                  3,384                                                  275,028
Oakmark Select Fund, Class I                                         8,601                                                  287,873
Oppenheimer International Bond Fund,                               159,276                                                  898,318
Class Y
Pacific Capital Small Cap Fund, Class                                5,450                                                  100,926
Y
Schwab U.S. Treasury Money Market                                    2,336                                                    2,336
Fund
U.S. Global Investors Accolade Funds,                                3,819                                                  157,230
Eastern European Fund
Vanguard Energy Fund, Admiral                                       18,721                                                2,292,730
Shares
Vanguard Short-Term Investment Grade                                52,736                                                  550,041
Fund, Admiral Shares
Wells Fargo Advantage Asia Pacific                                  29,474                                                  371,958
Fund                                                                                                                     ----------
TOTAL INVESTMENT COMPANIES (COST $22,517,465)                                                                            22,007,503
                                                                                                                         ----------



TOTAL INVESTMENTS (COST $22,517,465) (a)   -   98.9%                                                                     22,007,503
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.1%                                                                            234,908
                                                                                                                         ----------
NET ASSETS   -   100.0%                                                                                              $   22,242,411
                                                                                                                         ==========


------------

Percentages indicated are based on net assets.
* Non-income producing security.
(a) Represents cost for financial reporting and for federal income tax purposes and differs from value by net unrealized depreciation:


        Unrealized Appreciation...............................     $    143,809
        Unrealized Depreciation................................        (653,771)
                                                                   ------------
        Net Unrealized Depreciation...........................     $   (509,962)
                                                                   ============


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

                                  GIANT 5 FUNDS
                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                  June 30, 2006
                                   (unaudited)



1.  ORGANIZATION

Giant 5 Funds (the "Trust") was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a "Fund", collectively the "Funds").

The investment objective for each Fund is to seek total return. To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a "fund of funds," which means that each Fund invests in other mutual funds and exchange traded funds ("Underlying Funds").


2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Trust in the preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.


SECURITY VALUATION:
-------------------

The value of assets in a Fund's portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Additionally, each of the Underlying Funds will be registered investment companies, therefore their NAV will be calculated as set forth in their prospectuses. As noted above, each Fund is a fund of funds, primarily invested in Underlying Funds that have their own internal fair pricing and valuation procedures. Due to this structure, the Underlying Funds' policies will be used in the daily calculation of the their net asset value per share ("NAV"), which will, in turn, be used in calculating the Funds' NAVs. If for any reason, an Underlying Fund does not provide its NAV to the Fund in timely fashion for the Fund's NAV calculation, the last available NAV for that Underlying Fund will be used for valuation purposes.

                                  GIANT 5 FUNDS
                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                  June 30, 2006
                                   (unaudited)


A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

INVESTMENT TRANSACTIONS:
------------------------

Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) are attached hereto.




                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Giant 5 Funds
             -------------

By (Signature and Title) /s/ Michael G. Willis
                         ---------------------
                           Michael G. Willis
                           President

Date   August 25, 2006
       ---------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Michael G. Willis
                         ---------------------
                           Michael G. Willis
                           President
Date   August 25, 2006
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By (Signature and Title) /s/ Ryan Hickey
                         ----------------
                           Ryan Hickey
                           Treasurer

Date    August 25, 2006
        ---------------